Stockholders' Deficiency (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 18, 2013	Nov. 21, 2011	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Share Capital Textual [Abstract]
Common shares sold for considertion		480,022
Reserved for issuance, common stock par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock available for future grant			971,388		971,388
Stock based compensation						$ 3	$ 3	$ 22
2012 Stock Incentive Plan [Member]
Share Capital Textual [Abstract]
Reserved for issuance, common stock			1,088,888		1,088,888		1,088,888
Reserved for issuance, common stock par value			$ 0.001		$ 0.001		$ 0.001
Common stock available for future grant			971,388		971,388		971,388
Stock option plan term description									Each Stock option granted shall be exercisable at such times and terms and conditions as the Company's Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.
Common Stock [Member]
Share Capital Textual [Abstract]
Reverse stock split	Stock split of one share for each four and one-half shares outstanding (1:4.5)
Warrant [Member]
Share Capital Textual [Abstract]
Exercise price of the warrants					$ 7.74		$ 7.74
Warrants expiration period					5 years		5 years
Common shares sold for considertion					118,415		118,415
Exercise price			$ 5.148		$ 5.148		$ 5.148
Warrants issued to purchase common stock					532,870		532,870
Stock option plan term description							Contemplation with the Reverse Recapitalization, it was agreed that for each four shares of Common Stock purchased by the investors and Can-Fite, they will be granted by the Company nine warrants to acquire two share of Common Stock of the Company.
Adivisor warrants							$ 0	$ 0